UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
5/31/17 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Banks (31.6%)

Australia & New Zealand Banking Group, Ltd. (Australia)	22,270	$463,502

Banco Macro SA ADR (Argentina)	3,461	309,656

Bank of America Corp.	38,400	860,544

Bank of Ireland (Ireland)(NON)	1,346,283	364,475

Credicorp, Ltd. (Peru)	1,992	333,700

First Republic Bank	3,951	363,887

HDFC Bank, Ltd. ADR (India)	2,700	237,060

ING Groep NV GDR (Netherlands)	34,320	574,059

JPMorgan Chase & Co.	10,756	883,605

Natixis SA (France)	49,278	325,496

PacWest Bancorp	10,000	466,700

Permanent TSB Group Holdings PLC (Ireland)(NON)	62,717	197,269

Sumitomo Mitsui Financial Group, Inc. (Japan)	9,800	351,650

Swedbank AB Class A (Sweden)	14,766	355,924

		6,087,527
Capital markets (18.0%)

Amundi SA (France)	4,250	290,799

BGP Holdings PLC (Malta)(F)	82,319	1,510

Charles Schwab Corp. (The)	11,300	437,875

E*Trade Financial Corp.(NON)	8,400	290,724

Goldman Sachs Group, Inc. (The)	3,500	739,410

Hamilton Lane, Inc. Class A(NON)	6,334	128,137

Invesco, Ltd.	13,600	431,120

KKR & Co. LP	33,879	624,051

Partners Group Holding AG (Switzerland)	853	522,694

		3,466,320
Consumer finance (1.8%)

Oportun Financial Corp. (acquired 6/23/15, cost $6,022) (Private)(F)(RES)(NON)	2,113	5,962

Synchrony Financial	12,700	340,995

		346,957
Diversified financial services (6.1%)

Challenger, Ltd. (Australia)	52,327	497,296

Eurazeo SA (France)	4,158	297,442

ORIX Corp. (Japan)	24,000	378,799

		1,173,537
Equity real estate investment trusts (REITs) (4.9%)

Big Yellow Group PLC (United Kingdom)	20,808	211,397

Boston Properties, Inc.	1,741	211,218

Hibernia REIT PLC (Ireland)	170,804	266,703

Public Storage	1,179	253,898

		943,216
Hotels, restaurants, and leisure (1.7%)

Dalata Hotel Group PLC (Ireland)(NON)	54,827	317,804

		317,804
Household durables (1.1%)

Berkeley Group Holdings PLC (The) (United Kingdom)	5,101	213,997

		213,997
Insurance (25.0%)

Admiral Group PLC (United Kingdom)	5,362	140,730

AIA Group, Ltd. (Hong Kong)	87,200	618,257

American International Group, Inc.	7,047	448,401

Assured Guaranty, Ltd.	22,034	860,648

Chubb, Ltd.	3,620	518,348

Fairfax Financial Holdings, Ltd. (Canada)	500	219,377

Hartford Financial Services Group, Inc. (The)	6,200	306,218

Intact Financial Corp. (Canada)	4,241	291,283

MetLife, Inc.	9,400	475,546

Prudential PLC (United Kingdom)	25,917	579,698

St. James's Place PLC (United Kingdom)	23,961	362,135

		4,820,641
IT Services (1.8%)

Visa, Inc. Class A	3,620	344,733

		344,733
Real estate management and development (2.5%)

Foxtons Group PLC (United Kingdom)	138,553	200,387

Kennedy-Wilson Holdings, Inc.(S)	14,800	290,080

		490,467
Thrifts and mortgage finance (1.9%)

Radian Group, Inc.	23,200	372,592

		372,592
Transportation infrastructure (1.3%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)	39,000	253,896

		253,896

Total common stocks (cost $15,968,831)		$18,831,687

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $17) (Private)(F)(RES)(NON)	6	$17

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $315) (Private)(F)(RES)(NON)	100	312

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $738) (Private)(F)(RES)(NON)	145	731

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,069) (Private)(F)(RES)(NON)	210	1,058

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $598) (Private)(F)(RES)(NON)	109	592

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $1,812) (Private)(F)(RES)(NON)	236	1,794

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $5,087 (Private)(F)(RES)(NON)	1,785	5,036

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $6,432) (Private)(F)(RES)(NON)	2,257	6,368

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $16,156) (Private)(F)(RES)(NON)	5,674	15,994

Total convertible preferred stocks (cost $32,224)		$31,902

SHORT-TERM INVESTMENTS (2.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 1.12%(AFF)	266,000	$266,000

Putnam Short Term Investment Fund 0.89%(AFF)	255,776	255,776

Total short-term investments (cost $521,776)		$521,776

TOTAL INVESTMENTS

Total investments (cost $16,522,831)(b)		$19,385,365

FORWARD CURRENCY CONTRACTS at 5/31/17 (aggregate face value $2,985,624) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Canadian Dollar	Buy	7/19/17	$110,025	$111,024	$(999)
	Hong Kong Dollar	Buy	8/16/17	109,496	109,680	(184)
	Swiss Franc	Sell	6/21/17	41,558	41,157	(401)
	Swiss Franc	Buy	9/20/17	73,406	73,442	(36)
Citibank, N.A.
	Danish Krone	Buy	6/21/17	60,080	56,761	3,319
	Euro	Sell	6/21/17	139,322	134,545	(4,777)
Credit Suisse International
	Canadian Dollar	Buy	7/19/17	121,953	123,119	(1,166)
	Norwegian Krone	Buy	6/21/17	40,287	40,306	(19)
	Swedish Krona	Buy	6/21/17	47,339	45,489	1,850
Goldman Sachs International
	Australian Dollar	Buy	7/19/17	33,413	33,331	82
	Japanese Yen	Buy	8/16/17	144,413	142,621	1,792
HSBC Bank USA, National Association
	Canadian Dollar	Buy	7/19/17	121,213	122,369	(1,156)
	Euro	Sell	9/20/17	97,055	97,077	22
Royal Bank of Scotland PLC (The)
	Canadian Dollar	Buy	7/19/17	65,866	66,495	(629)
State Street Bank and Trust Co.
	British Pound	Sell	6/21/17	197,379	191,313	(6,066)
	British Pound	Sell	9/20/17	52,615	52,619	4
	Canadian Dollar	Buy	7/19/17	23,487	23,710	(223)
	Euro	Buy	6/21/17	81,412	77,229	4,183
	Israeli Shekel	Buy	7/19/17	37,739	36,824	915
	Japanese Yen	Buy	8/16/17	303,568	299,755	3,813
	Singapore Dollar	Buy	8/16/17	280,528	278,146	2,382
	Swedish Krona	Sell	6/21/17	72,955	70,358	(2,597)
	Swiss Franc	Buy	6/21/17	930	894	36
	Swiss Franc	Sell	6/21/17	930	925	(5)
UBS AG
	Australian Dollar	Buy	7/19/17	149,541	150,792	(1,251)
	Canadian Dollar	Buy	7/19/17	48,455	48,917	(462)
	Swiss Franc	Buy	6/21/17	65,541	62,994	2,547
	Swiss Franc	Sell	6/21/17	65,541	65,153	(388)
WestPac Banking Corp.
	Australian Dollar	Buy	7/19/17	34,899	35,644	(745)
	British Pound	Sell	6/21/17	65,363	62,632	(2,731)
	Canadian Dollar	Buy	7/19/17	327,183	330,303	(3,120)

Total						$(6,010)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through May 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $19,272,641.
(b)	The aggregate identified cost on a tax basis is $16,600,390, resulting in gross unrealized appreciation and depreciation of $3,346,032 and $561,057, respectively, or net unrealized appreciation of $2,784,975.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $37,864, or 0.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$—	$642,773	$367,773	$97	$266,000
	Putnam Short Term Investment Fund**	275,150	4,960,808	4,980,182	2,627	255,776
	Totals	$275,150	$5,603,581	$5,347,955	$2,724	$521,776
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $266,000, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $260,680.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $11,588 to cover certain derivative contracts.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	52.0%
	United Kingdom	8.9
	Ireland	6.0
	Japan	5.1
	Australia	5.0
	France	4.8
	Hong Kong	3.2
	Netherlands	3.0
	Switzerland	2.7
	Canada	2.7
	Sweden	1.9
	Peru	1.7
	Argentina	1.6
	India	1.2
	Other	0.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $11,744 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $11,437 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$531,801	$—	$—
Financials	16,260,102	1,510	5,962
Industrials	253,896	—	—
Information technology	344,733	—	—
Real estate	1,433,683	—	—
Total common stocks	18,824,215	1,510	5,962
Convertible preferred stocks	—	—	31,902
Short-term investments	255,776	266,000	—

Totals by level	$19,079,991	$267,510	$37,864

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(6,010)	$—

Totals by level	$—	$(6,010)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	20,945	26,955

Total	$20,945	$26,955

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$4,700,000
Warrants (number of warrants)		3,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	—	3,319	1,850	1,874	22	—	11,333	2,547	—	20,945

	Total Assets	$—	$3,319	$1,850	$1,874	$22	$—	$11,333	$2,547	$—	$20,945

	Liabilities:
	Forward currency contracts#	1,620	4,777	1,185	—	1,156	629	8,891	2,101	6,596	26,955

	Total Liabilities	$1,620	$4,777	$1,185	$—	$1,156	$629	$8,891	$2,101	$6,596	$26,955

	Total Financial and Derivative Net Assets	$(1,620)	$(1,458)	$665	$1,874	$(1,134)	$(629)	$2,442	$446	$(6,596)	$(6,010)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$11,744	$—	$—	$—	$—
	Net amount	$(1,620)	$(1,458)	$665	$1,874	$(12,878)	$(629)	$2,442	$446	$(6,596)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 28, 2017